LOSS PER SHARE (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LOSS PER SHARE
Loss attributable to holders of ordinary shares	¥ (88,752)	¥ (193,095)	¥ (9,501)
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	5,147,737	2,940,265	2,025,222
Weighted average number of ordinary shares outstanding used in computing basic and diluted earnings per share	5,147,737	2,940,265	2,025,222
Loss per share - basic (RMB)	¥ (17.24)	¥ (65.67)	¥ (4.68)
Loss per share - diluted (RMB)	¥ (17.24)	¥ (65.67)	¥ (4.68)